Annual Total Returns[BarChart] - Multi-Asset Fund - I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	5.45%	14.05%	0.12%	7.04%	(8.10%)	10.10%	16.36%	(6.96%)	21.05%	2.68%